United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 15, 2005

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	$133,664,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF            VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS  CUSSIP     (X$100)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
Abbott Laboratories    com   002824100       1,944   39,670 SH          sole                 39,670       0       0
Allstate Corp          com   020002101       7,755  129,802 SH          sole                129,802       0       0
Altria Group Inc       com   02209s103         203    3,150 SH          sole                  3,150       0       0
American Int'l Group   com   026874107       7,606  130,929 SH          sole                130,929       0       0
Anheuser-Busch Cos In  com   035229103       7,131  155,879 SH          sole                155,879       0       0
Berkshire Hathaway     com   084670207       2,068      743 SH          sole                    743       0       0
BP Amoco PLC           com   055622104         270    4,338 SH          sole                  4,338       0       0
Bristol Myers Squibb   com   110122108       5,601  224,245 SH          sole                224,245       0       0
Career Education Corp  com   141665109       8,985  245,425 SH          sole                245,425       0       0
Coca-Cola Co.          com   191216100       5,924  141,896 SH          sole                141,896       0       0
Corinthian Colleges I  com   218868107      10,797  845,545 SH          sole                845,545       0       0
Exxon Mobil Corp       com   30231g102       1,851   32,221 SH          sole                 32,221       0       0
Forest Laboratories I  com   345838106       4,054  104,375 SH          sole                104,375       0       0
General Electric Co.   com   369604103         786   22,690 SH          sole                 22,690       0       0
Home Depot Inc         com   437076102       4,921  126,515 SH          sole                126,515       0       0
Ionatron Inc           com   462070103         171   20,000 SH          sole                 20,000       0       0
ITT Educational Svcs   com   45068b109       5,581  104,475 SH          sole                104,475       0       0
Johnson & Johnson      com   478160104       7,684  118,224 SH          sole                118,224       0       0
Marsh & McLennan Co.   com   571748102       6,650  240,097 SH          sole                240,097       0       0
Merck & Company        com   589331107      11,263  365,712 SH          sole                365,712       0       0
Mercury General Corp   com   589400100       2,386   43,780 SH          sole                 43,780       0       0
Microsoft Corp         com   594918104         346   13,947 SH          sole                 13,947       0       0
Pepsico Inc            com   713448108         367    6,819 SH          sole                  6,819       0       0
Pfizer, Inc.           com   717081103       8,893  322,475 SH          sole                322,475       0       0
Proassurance Corp      com   74267c106       4,308  103,166 SH          sole                103,166       0       0
Schering Plough Corp   com   806605101       3,335  174,977 SH          sole                174,977       0       0
Time Warner Inc        com   887317105       6,347  379,854 SH          sole                379,854       0       0
Wal-Mart Stores        com   931142103       3,817   79,192 SH          sole                 79,192       0       0
Wyeth                  com   983024100       2,605   58,557 SH          sole                 58,557       0       0